Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Instruments [Abstract]
Summary of derivatives

		2024		2023
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
–interest rate swaps	11	270	10	187
– cross-currency swaps	19	—	18	—
Cash flow hedges
– cross-currency swaps	81	16	97	13
– forward foreign currency contracts	71	33	48	55
Net investment hedges
– forward foreign currency contracts	35	67	81	9
Held-for-trading*
– forward foreign currency contracts	79	31	36	131
Embedded derivative relating to associates (note 14)	—	7	—	—
Total	296	424	290	395
Current	186	156	181	189
Non-current	110	268	109	206
	296	424	290	395
Derivatives
– in respect of net debt**	184	297	147	317
– other	112	127	143	78
	296	424	290	395
Notes:
*Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.
**Derivatives in respect of net debt are in a net liability position of £113 million as at 31 December 2024 (2023: net liability position of £170 million). The Group’s net debt is presented in note 23.

Summary of maturity dates of derivative financial instruments	The maturity dates of gross-settled derivative financial instruments are as follows:

				2024				2023
	Assets		Liabilities		Assets		Liabilities
	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m
Within one year
–forward foreign currency contracts	9,748	(9,556)	6,952	(7,075)	8,163	(8,006)	10,354	(10,549)
– interest rate swaps	—	(9)	117	(224)	—	—	124	(256)
– cross-currency swaps	34	(40)	306	(323)	34	(42)	6	(10)
Between one and two years
–forward foreign currency contracts	377	(365)	199	(202)	171	(168)	182	(186)
– interest rate swaps	18	(14)	231	(316)	—	—	77	(151)
– cross-currency swaps	34	(38)	—	—	34	(35)	306	(316)
Between two and three years
– interest rate swaps	19	(15)	229	(249)	—	—	77	(124)
– cross-currency swaps	594	(492)	—	—	34	(33)	—	—
Between three and four years
– interest rate swaps	19	(16)	196	(218)	—	—	39	(31)
– cross-currency swaps	27	(25)	—	—	618	(488)	—	—
Between four and five years
– interest rate swaps	19	(17)	196	(218)	—	—	—	—
– cross-currency swaps	473	(454)	—	—	26	(21)	—	—
Beyond five years
– interest rate swaps	279	—	1,217	(685)
– cross-currency swaps	—	—	—	—	458	(453)	—	—
	11,641	(11,041)	9,643	(9,510)	9,538	(9,246)	11,165	(11,623)

Summary of items designated as hedging instruments	The items designated as hedging instruments are as follows:

		2024		2023
	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m
Interest rate risk exposure:
Fair value hedges
– interest rate swaps	6,509	(58)	2,798	79
– cross-currency swaps	459	(2)	451	13
Cash flow hedges
– cross-currency swaps	833	18	859	(26)
Foreign currency risk exposure:
Cash flow hedges
– forward foreign currency contracts	3,023	39	2,807	(6)
Net investment hedges (derivative related)
– forward foreign currency contracts	4,569	(33)	4,329	69
Net investment hedges (non-derivative related)
– debt (carrying value) in borrowings designated as net investment hedges of net assets	363	17	380	9